IMPAIRMENT CHARGES AND ASSET DERECOGNITION	12 Months Ended
Dec. 31, 2022
IMPAIRMENT CHARGES AND ASSET DERECOGNITION
IMPAIRMENT CHARGES AND ASSET DERECOGNITION
8.	IMPAIRMENT CHARGES AND ASSET DERECOGNITION

	Years ended December 31,
	2022	2021
Inventories (i)	$106.8	$95.2
Property, plant and equipment (ii)	243.2	49.3
	$350.0	$144.5

(i)	Inventories

During the year ended December 31, 2022, the Company recognized an impairment charge of $106.8 million related to a reduction in the estimate of recoverable ounces on the Round Mountain heap leach pads due to changes in recovery rates resulting from changes to the mine plan. The related income tax recovery of $18.9 million was recorded in income tax expense.

During the year ended December 31, 2021, the Company recognized an impairment charge of $95.2 million related to metal inventory as a result of a reduction in the estimate of recoverable ounces on the Bald Mountain Vantage heap leach pad due to the presence of carbonaceous ore. The related income tax recovery of $25.3 million was recorded in income tax expense.

(ii)	Property, plant and equipment

Upon completion of its annual assessment of the carrying value of its CGU’s, the Company recorded an impairment charge of $243.2 million as at December 31, 2022, related to property, plant and equipment at Round Mountain. The impairment charge was a result of changes to the mine plan and slope design, as well as increased costs due to inflationary pressure experienced in the state of Nevada. The related income tax recovery of $41.8 million was recorded in income tax expense. As at December 31, 2022, the carrying amount of Round Mountain was $569.5 million.

At December 31, 2021, the Company derecognized property, plant and equipment related to the Vantage heap leach pad at Bald Mountain, which resulted in a charge of $49.3 million. The related income tax recovery of $13.1 million was recorded in income tax expense.

The significant estimates and assumptions used in the Company’s impairment assessment are disclosed in Note 5d to the financial statements.